Warranty Obligation (Tables)	3 Months Ended	12 Months Ended
	Jul. 25, 2014	Apr. 25, 2014
Guarantees [Abstract]
Schedule of Product Warranty Obligations

Changes in Medtronic’s product warranty obligations during the three months ended July 25, 2014 and July 26, 2013 consisted of the following:

	Three months ended
(in millions)	July 25, 2014	July 26, 2013
Balance at the beginning of the period	$32	$35
Warranty claims provision	6	11
Settlements made	(7)	(8)

Balance at the end of the period	$31	$38

Changes in the Company’s product warranty obligations during the years ended April 25, 2014 and April 26, 2013 consisted of the following:

(in millions)
Balance as of April 27, 2012	$31
Warranty claims provision	25
Settlements made	(21)

Balance as of April 26, 2013	$35
Warranty claims provision	25
Settlements made	(28)

Balance as of April 25, 2014	$32